INVENTORIES	12 Months Ended
Dec. 31, 2019
Inventory, Net [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

	December 31,
	2019	2018

Raw materials	1,860	1,436
Work-in-progress	1,607	1,283
Finished goods	268	892

	3,735	3,611

During the years ended December 31, 2019, 2018 and 2017, the Company recorded inventory write-offs in the amounts of $788, $828 and $673, respectively. Such write-offs were included in cost of revenues.